Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,295,000
Previously Paid Amount	0.00
Total Fee Amount	657.56
Total Offset Amount	0.00
Net Fee	657.56
Narrative - Max Aggregate Offering Price	$ 4,295,000
Final Prospectus	true